UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08299
Oppenheimer International Small Company Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.
February 28, 2010 Oppenheimer Management International SmallCommentaries and Company Fund Semiannual Report MANAGEMENT COMMEN TARIES An Interview with Your Fund’s Manager SEMI ANNUAL REPORT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual Fund Families survey. Past performance does not guarantee future results.

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Holdings

Opera Software ASA	4.5%
Anvil Mining Ltd.	2.4
Riversdale Mining Ltd.	2.4
Red Back Mining, Inc.	2.1
Methanex Corp.	2.0
Uranium Participation Corp.	2.0
Uranium One, Inc.	2.0
Vozrozhdenie Bank	2.0
Osaka Securities Exchange Co. Ltd.	1.9
Lundin Mining Corp.	1.8
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on net assets. For more current Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Ten Geographical Holdings

Canada	40.9%
Japan	16.2
Australia	9.7
India	6.8
Norway	6.1
Cayman Islands	4.9
Brazil	3.4
United Kingdom	2.3
Russia	2.0
China	1.6
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.
11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

TOP HOLDINGS AND ALLOCATIONS
Regional Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.
12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Class A shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to a 0.75% annual asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/17/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,111.50	$6.72
Class B	1,000.00	1,106.60	11.45
Class C	1,000.00	1,107.10	10.92
Class N	1,000.00	1,110.10	8.40
Class Y	1,000.00	1,113.80	4.46

Hypothetical (5% return before expenses)
Class A	1,000.00	1,018.45	6.43
Class B	1,000.00	1,013.98	10.94
Class C	1,000.00	1,014.48	10.44
Class N	1,000.00	1,016.86	8.03
Class Y	1,000.00	1,020.58	4.27
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.28%
Class B	2.18
Class C	2.08
Class N	1.60
Class Y	0.85
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent that can be terminated at any time, without advance notice. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Shares	Value

Common Stocks—98.1%
Consumer Discretionary—9.4%
Auto Components—1.7%
Azure Dynamics Corp., Legend Shares[1,2]	30,000,000	$5,702,338
Westport Innovations, Inc.[2]	664,286	9,312,126
Westport Innovations, Inc., Legend Shares[2]	335,714	4,706,122

		19,720,586

Hotels, Restaurants & Leisure—4.0%
Accordia Gold Co. Ltd.	20,000	21,047,892
Home Inns & Hotels Management, Inc., ADR[2]	300,000	10,071,000
Pacific Golf Group International Holdings KK	7,000	5,144,915
PartyGaming plc[2]	2,356,318	10,897,369

		47,161,176

Multiline Retail—2.1%
Don Quijote Co. Ltd.	750,000	18,993,753
PT Ramayana Lestari Sentosa Tbk	60,000,000	5,399,036

		24,392,789

Specialty Retail—1.6%
Point, Inc.	300,000	18,605,436
Consumer Staples—3.9%
Food & Staples Retailing—0.7%
China Nepstar Chain Drugstore Ltd., ADR	1,250,000	8,862,500
Food Products—2.4%
Agriterra Ltd.[2,3]	50,000,000	4,063,615
China Vanguard Group Ltd.[2]	124,105,000	5,276,199
SLC Agricola SA	2,157,600	18,493,885

		27,833,699

Personal Products—0.8%
Dr. Ci:Labo Co. Ltd.	4,000	8,914,401
Energy—21.1%
Energy Equipment & Services—0.8%
Polarcus Ltd.[2]	9,000,000	9,595,207
Oil, Gas & Consumable Fuels—20.3%
Berkeley Resources Ltd.[2]	3,000,000	3,643,061
Black Marlin Energy Ltd., Legend Shares[1,2,4]	20,000,000	9,503,897
Calvalley Petroleum, Inc., Cl. A2,3	9,000,000	20,528,417
Cap-Link Ventures Ltd., Legend Shares[2]	17,000,000	6,252,614
DNO International ASA[2]	17,000,000	18,699,655
Gulf Keystone Petroleum Ltd.[2]	3,500,000	4,362,859
Heritage Oil Ltd.[2]	1,500,000	10,699,582
Ivanhoe Energy, Inc.[2,4]	3,660,000	11,478,806
Ivanhoe Energy, Inc., Legend Shares[2]	3,340,000	10,475,195
Nido Petroleum Ltd.[2,3]	72,200,000	8,378,363
Pacific Rubiales Energy Corp.[2]	927,963	14,772,268
Petro Rubiales Energy Corp., Legend Shares[2]	1,072,037	17,065,786
Riversdale Mining Ltd.[2]	4,202,321	27,718,702
Sable Mining Africa Ltd.[2]	16,000,000	4,635,418
Shamaran Petroleum Corp.[2]	15,000,000	7,127,922
SouthGobi Energy Resources Ltd.[2,8]	500,000	7,793,195
SouthGobi Energy Resources Ltd.[2,8]	750,000	11,585,063
Universal Power Corp.[2]	1,670,000	3,285,402
Uranium One, Inc.[2]	8,000,000	23,265,539
F1 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Oil, Gas & Consumable Fuels Continued
Whitehaven Coal Ltd.	4,000,000	$16,555,520

		237,827,264

Financials—22.3%
Capital Markets—4.9%
GP Investments Ltd., BDR[2]	2,000,000	10,303,517
Matsui Securities Co. Ltd.	2,500,000	16,770,781
RISA Partners, Inc.	12,000	6,901,908
Uranium Participation Corp.[2]	4,000,000	23,417,601

		57,393,807

Commercial Banks—6.9%
Andhra Bank	1,000,000	2,148,357
Banco Macro SA, ADR	500,000	13,030,000
Canara Bank Ltd.	1,500,000	12,786,032
Dena Bank Ltd.	7,000,000	12,229,693
Oriental Bank of Commerce	3,000,000	17,845,136
Vozrozhdenie Bank	500,000	23,000,000

		81,039,218

Diversified Financial Services—3.4%
Arques Industries AG2,3	2,250,000	4,607,843
Fidec Corp.[2]	3,000	290,731
IG Group Holdings plc	2,000,000	11,792,870
Osaka Securities Exchange Co. Ltd.	4,000	21,723,226
World Energy Solutions, Inc.[2]	600,000	1,727,808

		40,142,478

Real Estate Investment Trusts—0.7%
Kenedix Realty Investment Corp.	3,047	8,316,703
Real Estate Management & Development—6.4%
Funai Zaisan Consultants Co. Ltd.	1,000	330,913
Goldcrest Co. Ltd.	700,000	19,933,592
Kenedix, Inc.[2]	20,000	5,765,097
KWG Property Holding Ltd.	25,000,000	16,619,107
Shui On Land Ltd.	30,000,000	14,570,705
Soho China Ltd.	35,000,000	17,224,609

		74,444,023

Health Care—4.0%
Health Care Providers & Services—0.9%
Fleury SA2	1,000,000	11,061,616
Health Care Technology—1.5%
M3, Inc.	4,737	17,594,800
Pharmaceuticals—1.6%
Tsumura & Co.	600,000	18,429,850
Industrials—0.3%
Commercial Services & Supplies—0.1%
Asahi Holdings, Inc.	113,000	1,755,192
Construction & Engineering—0.2%
Baoye Group Co. Ltd.	3,076,000	1,842,711
Information Technology—6.8%
Internet Software & Services—4.5%
Opera Software ASA[3]	17,000,000	52,934,407
Software—2.3%
Enablence Technologies, Inc.[2,3]	17,000,000	8,724,577
OnMobile Global Ltd.[2]	2,250,000	18,046,850

		26,771,427

Materials—26.9%
Chemicals—3.4%
Methanex Corp.	1,000,000	23,674,206
United Phosphorus Ltd.	5,000,000	16,419,043

		40,093,249

Metals & Mining—22.8%
Anvil Mining Ltd.[2,3]	8,000,000	28,283,596
F2 OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Shares	Value

Metals & Mining Continued
Banro Corp.[2]	5,000,000	$10,549,325
Centamin Egypt Ltd.[2]	7,000,000	12,839,764
Colossus Minerals, Inc.[2]	2,000,000	10,055,123
Detour Gold Corp.[2]	1,250,000	20,231,420
Dynasty Metals & Mining, Inc.[2]	1,750,000	6,835,678
Equinox Minerals Ltd.[2]	6,000,000	18,931,762
Franco-Nevada Corp.	750,000	19,516,252
Hana Mining Ltd.[2]	1,654,200	2,704,071
Ivernia, Inc.[2,3]	13,300,000	5,372,078
Ivernia, Inc., Legend Shares[1,2,3]	3,200,000	1,292,530
Lundin Mining Corp.[2]	5,000,000	21,146,170
Mirabela Nickel Ltd.[2]	6,600,000	11,980,612
Mirabela Nickel Ltd., Legend Shares[2]	1,400,000	2,414,275
Mountain Province Diamonds, Inc., Legend Shares[2]	1,000,000	2,024,330
Northern Iron Ltd.[2]	5,075,274	5,913,011
Oz Minerals Ltd.[2]	10,000,000	9,289,473
Red Back Mining, Inc.[2]	1,250,000	24,092,378
SEMAFO, Inc.[2]	3,500,000	16,066,337
Stornoway Diamond Corp.[2]	5,000,000	2,280,935
Thompson Creek Metals Co., Inc.[2]	1,500,000	20,628,208
Western Areas NL2	4,000,000	15,558,065

		268,005,393

Paper & Forest Products—0.7%
MagIndustries Corp.[2]	17,000,000	6,624,216
MagIndustries Corp., Legend Shares[2,5]	3,000,000	1,168,979

		7,793,195

Utilities—3.4%
Electric Utilities—0.9%
EOS Russia AB2	1,700,000	9,847,401
Energy Traders—1.1%
Magma Energy Corp., Legend Shares[2]	500,000	736,552
Ram Power Corp.[2]	4,000,000	11,898,879

		12,635,431

Gas Utilities—1.4%
Xinao Gas Holdings Ltd.	7,000,000	16,809,776

Total Common Stocks (Cost $1,163,076,444)		1,149,823,735

Principal
Amount

Convertible Corporate Bonds and Notes—1.2%
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13[3] (Cost $5,000,000)	$5,000,000	13,769,850

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.2%
Japanese Yen (JPY) Put[2] (Cost $4,195,000)	1/13/12	$105	20,000,000,000	3,086,000

	Units

Rights, Warrants and Certificates—0.4%
Cap-Link Ventures Ltd., Legend Shares Wts., Strike Price $0.35, Exp. 12/9/12[2]	17,000,000	3,725,087
Ivanhoe Energy, Inc. Rts., Strike Price $3.16, Exp. 1/25/11[2]	835,000	939,711
Mountain Province Diamonds, Inc., Legend Shares Wts., Strike Price $3.20, Exp. 6/8/11[2]	500,000	246,277

Total Rights, Warrants and Certificates (Cost $1,912,335)		4,911,075
F3 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Investment Companies—0.3%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[6,7]	2,061	$2,061
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[3,6]	3,440,287	3,440,287

Total Investment Companies (Cost $3,442,348)		3,442,348
Total Investments, at Value (Cost $1,177,626,127)	100.2%	1,175,033,008
Liabilities in Excess of Other Assets	(0.2)	(2,553,048)
Net Assets	100.0%	$1,172,479,960

Footnotes to Statement of Investments
1.	Illiquid security. The aggregate value of illiquid securities as of February 28, 2010 was $16,498,765, which represents 1.41% of the Fund’s net assets. See Note 6 of accompanying Notes.

2.	Non-income producing security.

3.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Principal Amount			Principal Amount
	Shares/Units	Gross	Gross	Shares/Units
	August 31, 2009	Additions	Reductions	February 28, 2010

Agriterra Ltd.	40,000,000	10,000,000	—	50,000,000
Anvil Mining Ltd.	8,000,000	—	—	8,000,000
Arques Industries AG	2,250,000	—	—	2,250,000
Calvalley Petroleum, Inc., Cl. A	9,000,000	—	—	9,000,000
Enablence Technologies, Inc.	17,000,000	—	—	17,000,000
Endeavour Financial Corp. Wts., Strike Price 2.50CAD, Exp. 2/4/14	2,750,000	—	2,750,000	—
Endeavour Financial Corp., Legend Shares	5,500,000	—	5,500,000	—
Ivernia, Inc.	13,300,000	—	—	13,300,000
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13	5,000,000	—	—	5,000,000
Ivernia, Inc., Legend Shares	3,200,000	—	—	3,200,000
Nido Petroleum Ltd.	86,000,000	—	13,800,000	72,200,000
Opera Software ASA	18,000,000	500	1,000,500	17,000,000
Oppenheimer Institutional Money Market Fund, Cl. E	51,064,618	333,247,934	380,872,265	3,440,287
Uranium Participation Corp.[a]	5,000,000	—	1,000,000	4,000,000
F4 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Principal Amount			Principal Amount
	Shares/Units	Gross	Gross	Shares/Units
	August 31, 2009	Additions	Reductions	February 28, 2010

Westport Innovations, Inc.[a]	664,286	—	—	664,286
Westport Innovations, Inc., Legend Shares[a]	1,835,714	—	1,500,000	335,714
World Energy Solutions, Inc.[a]	600,000	—	—	600,000

				Realized
	Value		Income	Gain (Loss)

Agriterra Ltd.	$4,063,615		$—	$—
Anvil Mining Ltd.	28,283,596		—	—
Arques Industries AG	4,607,843		—	—
Calvalley Petroleum, Inc., Cl. A	20,528,417		—	—
Enablence Technologies, Inc.	8,724,577		—	—
Endeavour Financial Corp. Wts., Strike Price 2.50CAD, Exp. 2/4/14	—		—	1,729,601
Endeavour Financial Corp., Legend Shares	—		—	659,355
Ivernia, Inc.	5,372,078		—	—
Ivernia, Inc., 8% Cv. Sr. Nts., 4/27/13	13,769,850		198,356	—
Ivernia, Inc., Legend Shares	1,292,530		—	—
Nido Petroleum Ltd.	8,378,363		—	(2,489,143)
Opera Software ASA	52,934,407		—	258,861
Oppenheimer Institutional Money Market Fund, Cl. E	3,440,287		29,566	—
Uranium Participation Corp.[a]	—	[b]	—	(3,949,755)
Westport Innovations, Inc.[a]	—	[b]	—	—
Westport Innovations, Inc., Legend Shares[a]	—	[b]	—	2,601,805
World Energy Solutions, Inc.[a]	—	[b]	—	—

	$151,395,563		$227,922	$(1,189,276)

Strike price is reported in U.S. Dollars, except for those denoted in the following currency: CAD Canadian Dollar
a.	No longer an affiliate as of February 28, 2010.

b.	The security is no longer an affiliate, therefore, the value has been excluded from this table.
4.	Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.

5.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,168,979 or 0.10% of the Fund’s net assets as of February 28, 2010.

6.	Rate shown is the 7-day yield as of February 28, 2010.

7.	Interest rate is less than 0.0005%.

8.	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2) Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F5 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$104,177,649	$5,702,338	$—	$109,879,987
Consumer Staples	45,610,600	—	—	45,610,600
Energy	179,191,096	68,231,375	—	247,422,471
Financials	261,336,229	—	—	261,336,229
Health Care	47,086,266	—	—	47,086,266
Industrials	3,597,903	—	—	3,597,903
Information Technology	79,705,834	—	—	79,705,834
Materials	300,994,780	14,897,057	—	315,891,837
Utilities	39,292,608	—	—	39,292,608
Convertible Corporate Bonds and Notes	—	13,769,850	—	13,769,850
Options Purchased	—	3,086,000	—	3,086,000
Rights, Warrants and Certificates	—	4,911,075	—	4,911,075
Investment Companies	3,442,348	—	—	3,442,348

Total Investments, at Value	1,064,435,313	110,597,695	—	1,175,033,008
Other Financial Instruments:
Foreign currency exchange contracts	—	35,062	—	35,062

Total Assets	$1,064,435,313	$110,632,757	$—	$1,175,068,070

Liabilities Table
Other Financial Instruments:
Foreign currency exchange contracts	$—	$(53,299)	$—	$(53,299)

Total Liabilities	$—	$(53,299)	$—	$(53,299)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
F6 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Foreign Currency Exchange Contracts as of February 28, 2010 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	By/Sell	(000’s)		Date	Value	Appreciation	Depreciation

Brown Brothers Harriman:
Australian Dollar (AUD)	Sell	1,668	AUD	3/1/10-3/2/10	$1,494,691	$—	$17,746
British Pound Sterling (GBP)	Buy	461	GBP	3/1/10-3/2/10	703,519	119	5,046
Canadian Dollar (CAD)	Buy	200	CAD	3/1/10	190,254	2,253	—
Canadian Dollar (CAD)	Sell	1,898	CAD	3/1/10-3/9/10	1,803,950	1,737	19,031

						4,109	41,823

Chase Manhattan Bank
Brazilian Real (BRR)	Sell	462	BRR	3/1/10	255,426	—	4,082
Deutsche Bank Capital Corp.
Hong Kong Dollar (HKD)	Sell	888	HKD	3/1/10	114,461	—	37
JP Morgan Chase
Canadian Dollar (CAD)	Sell	154	CAD	3/4/10-3/15/10	145,969	479	27
UBS Investment Bank:
Japanese Yen (JPY)	Buy	333,784	JPY	3/1/10-3/2/10	3,756,920	30,474	—
Japanese Yen (JPY)	Sell	124,581	JPY	3/1/10-3/2/10	1,402,231	—	7,330

						30,474	7,330

Total unrealized appreciation and depreciation						$35,062	$53,299

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

Canada	$480,218,208	40.9%
Japan	190,519,190	16.2
Australia	114,290,846	9.7
India	79,475,111	6.8
Norway	71,634,062	6.1
Cayman Islands	57,638,582	4.9
Brazil	39,859,018	3.4
United Kingdom	27,053,098	2.3
Russia	23,000,000	2.0
China	19,067,320	1.6
Hong Kong	14,570,705	1.2
Argentina	13,030,000	1.1
Sweden	9,847,401	0.8
United Arab Emirates	9,595,207	0.8
United States	6,528,348	0.6
Indonesia	5,399,036	0.5
British Virgin Islands	4,635,418	0.4
Germany	4,607,843	0.4
Island of Guernsey	4,063,615	0.3

Total	$1,175,033,008	100.0%

See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2010

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $946,400,964)	$1,023,637,445
Affiliated companies (cost $231,225,163)	151,395,563

1,175,033,008
Cash	81,000
Unrealized appreciation on foreign currency exchange contracts	35,062
Receivables and other assets:
Investments sold	9,424,071
Dividends and interest	995,448
Shares of beneficial interest sold	264,980
Other	103,042

Total assets	1,185,936,611

Liabilities
Unrealized depreciation on foreign currency exchange contracts	53,299
Payables and other liabilities:
Investments purchased	10,110,125
Shares of beneficial interest redeemed	1,902,906
Foreign capital gains tax	511,002
Distribution and service plan fees	325,800
Trustees’ compensation	234,061
Transfer and shareholder servicing agent fees	180,965
Shareholder communications	63,262
Other	75,231

Total liabilities	13,456,651

Net Assets	$1,172,479,960

Composition of Net Assets
Paid-in Capital	$1,651,871,033
Accumulated net investment loss	(65,679,586)
Accumulated net realized loss on investments and foreign currency transactions	(410,625,983)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(3,085,504)

Net Assets	$1,172,479,960

F8 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $599,701,299 and 31,853,447 shares of beneficial interest outstanding)	$18.83
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	19.98
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $46,068,690 and 2,575,499 shares of beneficial interest outstanding)	$17.89
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $109,410,941 and 6,128,253 shares of beneficial interest outstanding)	$17.85
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $40,191,572 and 2,211,331 shares of beneficial interest outstanding)	$18.18
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $377,107,458 and 20,150,399 shares of beneficial interest outstanding)	$18.71
See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2010

Investment Income
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $210,820)	$2,684,825
Affiliated companies	227,922
Interest	198,732
Other income	79,423

Total investment income	3,190,902

Expenses
Management fees	4,545,879
Distribution and service plan fees:
Class A	765,103
Class B	248,859
Class C	568,437
Class N	104,442
Transfer and shareholder servicing agent fees:
Class A	745,333
Class B	107,567
Class C	154,835
Class N	64,794
Class Y	107,571
Shareholder communications:
Class A	51,407
Class B	11,008
Class C	11,237
Class N	1,724
Class Y	7,222
Custodian fees and expenses	123,272
Trustees’ compensation	14,719
Other	57,724

Total expenses	7,691,133
Less waivers and reimbursements of expenses	(30,886)

Net expenses	7,660,247

Net Investment Loss	(4,469,345)
F10 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies (net of foreign capital gains tax of $948,035)	$62,242,274
Affiliated companies	(1,189,276)
Foreign currency transactions	9,200,652

Net realized gain	70,253,650
Net change in unrealized appreciation on:
Investments	30,235,094
Translation of assets and liabilities denominated in foreign currencies	27,479,167

Net change in unrealized depreciation	57,714,261

Net Increase in Net Assets Resulting from Operations	$123,498,566

See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment loss	$(4,469,345)	$(3,686,170)
Net realized gain (loss)	70,253,650	(299,613,398)
Net change in unrealized depreciation	57,714,261	125,614,083

Net increase (decrease) in net assets resulting from operations	123,498,566	(177,685,485)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(22,714,930)	—
Class B	(1,524,370)	—
Class C	(3,618,523)	—
Class N	(1,474,681)	—
Class Y	(14,506,478)	(1,227,552)

	(43,838,982)	(1,227,552)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(44,545,195)	(204,309,471)
Class B	(5,780,896)	(12,628,180)
Class C	(6,218,733)	(36,317,031)
Class N	(1,771,846)	(3,678,231)
Class Y	17,569,650	24,158,275

	(40,747,020)	(232,774,638)

Net Assets
Total increase (decrease)	38,912,564	(411,687,675)
Beginning of period	1,133,567,396	1,545,255,071

End of period (including accumulated net investment loss of $65,679,586 and $17,371,259, respectively)	$1,172,479,960	$1,133,567,396

See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010			Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$17.57	$17.90	$30.52	$23.40	$19.48	$14.14

Income (loss) from investment operations:
Net investment income (loss)[1]	(.07)	(.05)	(.12)	.01	(.05)	(.02)
Net realized and unrealized gain (loss)	2.03	(.28)	(6.83)	7.75	6.15	5.78

Total from investment operations	1.96	(.33)	(6.95)	7.76	6.10	5.76

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.70)	—	(1.06)	(.16)	—	(.11)
Distributions from net realized gain	—	—	(4.51)	(.48)	(2.18)	(.31)
Tax return of capital distribution from net realized gain	—	—	(.10)	—	—	—

Total dividends and/or distributions to shareholders	(.70)	—	(5.67)	(.64)	(2.18)	(.42)

Net asset value, end of period	$18.83	$17.57	$17.90	$30.52	$23.40	$19.48

Total Return, at Net Asset Value[2]	11.15%	(1.84)%	(28.97)%	33.56%	33.49%	41.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$599,701	$600,819	$938,263	$1,931,669	$1,330,251	$552,861

Average net assets (in thousands)	$635,990	$463,400	$1,617,877	$1,702,152	$1,098,056	$353,479

Ratios to average net assets:[3]
Net investment income (loss)	(0.75)%	(0.44)%	(0.46)%	0.03%	(0.24)%	(0.12)%
Total expenses	1.28%[4]	1.45%[4]	1.14%[4]	1.13%[4]	1.20%	1.31%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.28%	1.41%	1.14%	1.13%	1.20%	1.31%

Portfolio turnover rate	57%	111%	67%	57%	35%	51%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.28%
Year Ended August 31, 2009	1.45%
Year Ended August 31, 2008	1.14%
Year Ended August 31, 2007	1.13%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010			Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007		2006	2005

Per Share Operating Data
Net asset value, beginning of period	$16.68	$17.13	$29.16	$22.43		$18.91	$13.77

Income (loss) from investment operations:
Net investment loss[1]	(.15)	(.14)	(.32)	(.22)		(.24)	(.17)
Net realized and unrealized gain (loss)	1.93	(.31)	(6.55)	7.43		5.94	5.62

Total from investment operations	1.78	(.45)	(6.87)	7.21		5.70	5.45

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.57)	—	(.55)	—		—	—
Distributions from net realized gain	—	—	(4.51)	(.48)		(2.18)	(.31)
Tax return of capital distribution from net realized gain	—	—	(.10)	—		—	—

Total dividends and/or distributions to shareholders	(.57)	—	(5.16)	(.48)		(2.18)	(.31)

Net asset value, end of period	$17.89	$16.68	$17.13	$29.16		$22.43	$18.91

Total Return, at Net Asset Value[2]	10.66%	(2.63)%	(29.54)%	32.43%		32.29%	40.07%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$46,069	$48,302	$70,078	$142,120		$124,505	$78,469

Average net assets (in thousands)	$50,172	$37,192	$116,865	$142,384		$114,900	$60,395

Ratios to average net assets:[3]
Net investment loss	(1.64)%	(1.26)%	(1.30)%	(0.81)%		(1.11)%	(1.02)%
Total expenses	2.26%[4]	2.47%[4]	1.99%[4]	1.97	% [4]	2.09%	2.23%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.18%	2.23%	1.99%	1.97%		2.09%	2.23%

Portfolio turnover rate	57%	111%	67%	57%		35%	51%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.26%
Year Ended August 31, 2009	2.47%
Year Ended August 31, 2008	1.99%
Year Ended August 31, 2007	1.97%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Six Months
	Ended
	February 28, 2010			Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$16.65	$17.10	$29.19	$22.44	$18.90	$13.76

Income (loss) from investment operations:
Net investment loss[1]	(.14)	(.14)	(.30)	(.20)	(.23)	(.16)
Net realized and unrealized gain (loss)	1.92	(.31)	(6.55)	7.43	5.95	5.63

Total from investment operations	1.78	(.45)	(6.85)	7.23	5.72	5.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.58)	—	(.63)	—	—	(.02)
Distributions from net realized gain	—	—	(4.51)	(.48)	(2.18)	(.31)
Tax return of capital distribution from net realized gain	—	—	(.10)	—	—	—

Total dividends and/or distributions to shareholders	(.58)	—	(5.24)	(.48)	(2.18)	(.33)

Net asset value, end of period	$17.85	$16.65	$17.10	$29.19	$22.44	$18.90

Total Return, at Net Asset Value[2]	10.71%	(2.63)%	(29.52)%	32.50%	32.42%	40.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$109,411	$107,756	$172,159	$352,532	$242,408	$86,184

Average net assets (in thousands)	$114,639	$84,374	$296,798	$312,797	$184,832	$55,819

Ratios to average net assets:[3]
Net investment loss	(1.55)%	(1.23)%	(1.23)%	(0.75)%	(1.06)%	(0.96)%
Total expenses	2.08%[4]	2.27%[4]	1.91%[4]	1.91%[4]	2.01%	2.14%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.08%	2.19%	1.91%	1.91%	2.01%	2.14%

Portfolio turnover rate	57%	111%	67%	57%	35%	51%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	2.08%
Year Ended August 31, 2009	2.27%
Year Ended August 31, 2008	1.91%
Year Ended August 31, 2007	1.91%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010			Year Ended August 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$16.97	$17.34	$29.67	$22.79	$19.08	$13.90

Income (loss) from investment operations:
Net investment loss[1]	(.10)	(.08)	(.21)	(.10)	(.14)	(.09)
Net realized and unrealized gain (loss)	1.97	(.29)	(6.62)	7.54	6.03	5.67

Total from investment operations	1.87	(.37)	(6.83)	7.44	5.89	5.58

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.66)	—	(.89)	(.08)	—	(.09)
Distributions from net realized gain	—	—	(4.51)	(.48)	(2.18)	(.31)
Tax return of capital distribution from net realized gain	—	—	(.10)	—	—	—

Total dividends and/or distributions to shareholders	(.66)	—	(5.50)	(.56)	(2.18)	(.40)

Net asset value, end of period	$18.18	$16.97	$17.34	$29.67	$22.79	$19.08

Total Return, at Net Asset Value[2]	11.01%	(2.13)%	(29.23)%	32.99%	33.06%	40.76%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$40,192	$39,161	$43,687	$81,367	$51,761	$16,673

Average net assets (in thousands)	$42,342	$28,643	$72,854	$66,982	$38,262	$9,698

Ratios to average net assets:[3]
Net investment loss	(1.07)%	(0.71)%	(0.85)%	(0.36)%	(0.63)%	(0.51)%
Total expenses	1.60%[4]	1.98%[4]	1.53%[4]	1.52%[4]	1.57%	1.75%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.60%	1.69%	1.53%	1.52%	1.57%	1.68%

Portfolio turnover rate	57%	111%	67%	57%	35%	51%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	1.60%
Year Ended August 31, 2009	1.98%
Year Ended August 31, 2008	1.53%
Year Ended August 31, 2007	1.52%
See accompanying Notes to Financial Statements.
F16 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

	Six Months
	Ended
	February 28, 2010		Year Ended August 31,
Class Y	(Unaudited)	2009	2008	2007	2006[1]

Per Share Operating Data
Net asset value, beginning of period	$17.49	$17.90	$30.61	$23.47	$19.97

Income (loss) from investment operations:
Net investment income (loss)[2]	(.03)	—[3]	(.03)	.11	.01
Net realized and unrealized gain (loss)	2.02	(.33)	(6.82)	7.76	5.67

Total from investment operations	1.99	(.33)	(6.85)	7.87	5.68

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.77)	(.08)	(1.25)	(.25)	—
Distributions from net realized gain	—	—	(4.51)	(.48)	(2.18)
Tax return of capital distribution from net realized gain	—	—	(.10)	—	—

Total dividends and/or distributions to shareholders	(.77)	(.08)	(5.86)	(.73)	(2.18)

Net asset value, end of period	$18.71	$17.49	$17.90	$30.61	$23.47

Total Return, at Net Asset Value[4]	11.38%	(1.42)%	(28.72)%	34.00%	30.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$377,107	$337,529	$321,068	$395,998	$96,751

Average net assets (in thousands)	$373,300	$214,703	$437,593	$235,856	$43,043

Ratios to average net assets:[5]
Net investment income (loss)	(0.32)%	0.04%	(0.13)%	0.36%	0.03%
Total expenses	0.85%[6]	0.95%[6]	0.81%[6]	0.79%[6]	0.82%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.85%	0.95%	0.81%	0.79%	0.82%

Portfolio turnover rate	57%	111%	67%	57%	35%

1.	For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended February 28, 2010	0.85%
Year Ended August 31, 2009	0.95%
Year Ended August 31, 2008	0.81%
Year Ended August 31, 2007	0.79%
See accompanying Notes to Financial Statements.
F17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer International Small Company Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior
F18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the “bid” and “asked” prices.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
F19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the
F20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Fund had available for federal income tax purposes post-October losses of $247,666,313, post-October foreign currency losses of $1,903,949 and unused capital loss carryforward were as follows:

Expiring

2017	$183,750,665
As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $363,067,277 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $70,253,650 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$1,225,337,808

Gross unrealized appreciation	$201,850,379
Gross unrealized depreciation	(252,655,866)

Net unrealized depreciation	$(50,805,487)

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended
F21 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
February 28, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$3,581
Payments Made to Retired Trustees	18,238
Accumulated Liability as of February 28, 2010	148,073
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund
F22 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	2,223,553	$42,796,962	7,448,861	$89,879,535
Dividends and/or
distributions reinvested	1,091,466	20,530,473	—	—
Redeemed	(5,664,150)	(107,872,630)	(25,658,634)	(294,189,006)[1]

Net decrease	(2,349,131)	$(44,545,195)	(18,209,773)	$(204,309,471)

Class B
Sold	116,837	$2,177,595	371,517	$4,393,302
Dividends and/or
distributions reinvested	79,825	1,429,666	—	—
Redeemed	(517,469)	(9,388,157)	(1,565,674)	(17,021,482)[1]

Net decrease	(320,807)	$(5,780,896)	(1,194,157)	$(12,628,180)

Class C
Sold	226,854	$4,135,500	722,723	$8,279,391
Dividends and/or
distributions reinvested	169,231	3,024,164	—	—
Redeemed	(738,431)	(13,378,397)	(4,317,741)	(44,596,422)[1]

Net decrease	(342,346)	$(6,218,733)	(3,595,018)	$(36,317,031)

F23 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest Continued

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class N
Sold	294,715	$5,492,025	1,105,411	$12,181,937
Dividends and/or
distributions reinvested	74,028	1,345,836	—	—
Redeemed	(465,072)	(8,609,707)	(1,317,031)	(15,860,168)[1]

Net decrease	(96,329)	$(1,771,846)	(211,620)	$(3,678,231)

Class Y
Sold	4,139,108	$79,882,320	10,824,701	$132,999,727
Dividends and/or
distributions reinvested	749,506	14,008,258	143,078	1,226,181
Redeemed	(4,033,507)	(76,320,928)	(9,606,249)	(110,067,633)[1]

Net increase	855,107	$17,569,650	1,361,530	$24,158,275

1.	Net of redemption fees of $8,728, $694, $1,625, $492 and $3,456 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

Investment securities	$658,154,395	$671,640,171
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $250 million	0.80%
Next $250 million	0.77
Next $500 million	0.75
Next $1 billion	0.69
Next $4 billion	0.67
Over $6 billion	0.65
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $1,188,827 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event
F24 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class C	$2,227,700
Class N	750,222
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.
F25 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$38,741	$—	$38,567	$1,060	$—
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn after one year from the date of the Fund’s most recent prospectus.
During the six months ended February 28, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class B	$19,561
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended February 28, 2010, the Manager waived fees and/or reimbursed the Fund $11,325 for IMMF management fees.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
F26 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
F27 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 28, 2010, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $3,086,000, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $3,086,000 as of February 28, 2010. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
As of February 28, 2010 the Fund has not required certain counterparties to post collateral.
Credit Related Contingent Features. The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s ISDA master agreements which govern certain positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.
Valuations of derivative instruments as of February 28, 2010 are as follows:

Asset Derivatives

	Statement of Assets
Derivatives not Accounted	and Liabilities
for as Hedging Instruments	Location	Value*

Foreign exchange contracts	Investments, at value	$3,086,000

*	Amount relates to purchased options.
F28 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

The effect of derivative instruments on the Statement of Operations is as follows:
Amount of Realized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted for	Foreign currency
as Hedging Instruments	transactions

Foreign exchange contracts	$683,141
Amount of Change in Unrealized Gain or Loss Recognized on Derivatives

Derivatives Not Accounted for as
Hedging Instruments	Investments*

Foreign exchange contracts	$(1,109,000)

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default. If the counter-party defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received.
Option Activity
The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule
F29 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
6. Illiquid Securities
As of February 28, 2010, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
7. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
8. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and
F30 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

8. Pending Litigation Continued
regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
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F32 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio manager and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale
17 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Rohit Sah, the portfolio manager for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load international small/mid-cap growth funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund’s one-year, three-year, five-year and ten-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international small/mid-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund’s contractual and actual management fees and total expenses were lower than its peer group median.
18 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, at meetings in June and September 2009, the Board, including a majority of the independent Trustees, decided to continue the Agreement for the period through September 30, 2010. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
19 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
20 | OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a)	Not applicable.

b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer International Small Company Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date: 04/07/2010

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date: 04/07/2010